Disclosure of Liability Classified Plans (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	$ 151,345	$ 60,755
Expensed during the year	32,063	133,647
Settlement in shares	19,963	14,083
Reclassification from equity-settled plans		406
Payments	(74,880)	(28,522)
Foreign exchange	(42)	(46)
Ending balance	88,523	151,345
Current	63,401
Long-term	25,122	60,133
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	38,190	18,050
Expensed during the year	6,594	34,555
Settlement in shares	2,101
Reclassification from equity-settled plans		0
Payments	(26,524)	(14,372)
Foreign exchange	(45)	(43)
Ending balance	16,114	38,190
Current	12,484
Long-term	3,630
Performance Share Units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	100,858	21,524
Expensed during the year	28,256	87,297
Settlement in shares	17,104
Reclassification from equity-settled plans		0
Payments	(47,971)	(7,960)
Foreign exchange	3	(3)
Ending balance	64,042	100,858
Current	50,917
Long-term	13,125
Executive Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	0	16,507
Expensed during the year		4,172
Settlement in shares		14,083
Reclassification from equity-settled plans		406
Payments		(6,190)
Foreign exchange
Ending balance	0	0
Current
Long-term
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	12,297	4,674
Expensed during the year	(2,787)	7,623
Settlement in shares	758
Reclassification from equity-settled plans
Payments	(385)
Foreign exchange
Ending balance	8,367	$ 12,297
Current
Long-term	$ 8,367